Goodwill - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill impairment	¥ 12,565	¥ 147,296	¥ 0